Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) [Abstract]
Revenue	$ 443,662	$ 405,135	$ 368,380
Payroll and related costs	296,799	276,255	254,592
Share-based payments	4,521	359	4,087
Reseller commission and lead expenses	13,749	17,328	27,877
Depreciation and amortization	28,197	24,472	20,895
Fair value measurement of share warrants	9,732	3,138	(364)
Other operating costs	76,865	64,070	54,488
Income from operations	13,799	19,513	6,805
Finance expenses	(9,034)	(9,428)	(7,709)
Income / (loss) before taxation, continuing operations	4,765	10,085	(904)
Income tax expense	(1,918)	(2,315)	(3,615)
Net income / (loss) for the year, continuing operations	2,847	7,770	(4,519)
Net income on discontinued operation, net of tax	0	0	15,484
Net income for the year	2,847	7,770	10,965
Item that will not be subsequently reclassified to profit or loss
Actuarial (loss) / gain on retirement benefits	(26)	(184)	109
Item that will be subsequently reclassified to profit or loss
Foreign currency translation adjustment	(122)	(248)	(316)
Cash flow hedge - changes in fair value	202	(518)	0
Other comprehensive income / (loss)	54	(950)	(207)
Total comprehensive income for the year	$ 2,901	$ 6,820	$ 10,758
Earnings / (loss) per share from continuing operations attributable to the ordinary equity holders of the parent
Basic earnings per share (in dollars per share)	$ 0.16	$ 0	$ 0
Diluted earnings / (loss) per share (in dollars per share)	0.15	0	(0.36)
Earnings per share attributable to the ordinary equity holders of the parent
Basic earnings per share (in dollars per share)	0.16	0	0
Diluted earnings per share (in dollars per share)	$ 0.15	$ 0	$ 0